DEPOSITS (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
DEPOSITS [Abstract]
NOW accounts	$ 72,500,000	$ 85,500,000
Demand deposit balances	$ 520,000	$ 434,000